		UNITED STATES			OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549			OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2			Estimated average burden
		Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Barrett Growth Fund

3.		Investment Company Act File Number:		801-10401

		Securities Act File Number:		333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):				$536,486

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$1,303,062

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
			to the Commission:	$3,220,900

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$4,523,962

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:				$(3,987,476)

	(vi)	Redemption credits available for use in future years		$(3,987,476)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):		=		$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:              .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:               .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

					+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				N/A

Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer - Trust for Professional Managers

	Date	August 17, 2011

		UNITED STATES				OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549				OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2				Estimated average burden
			Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Cookson Peirce Core Equity Fund

3.		Investment Company Act File Number:			801-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$3,027,654

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$4,119,311

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$4,119,311

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$(1,091,657)

	(vi)	Redemption credits available for use in future years			$(1,091,657)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$0.00

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	0.00

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					N/A

Method of Delivery:

		[ ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer - Trust for Professional Managers

	Date	August 17, 2011

		UNITED STATES				OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549				OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2				Estimated average burden
			Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Grubb & Ellis AGA Realty Income Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$15,224,087

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$9,691,230

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$9,691,230

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$5,532,857

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$642.36

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	642.36

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					25-Aug-11

Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	08/18/11

		UNITED STATES				OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549				OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2				Estimated average burden
			Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Grubb & Ellis AGA U.S. Realty Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$2,574,884

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$840,107

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$840,107

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$1,734,777

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$201.41

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	201.41

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					25-Aug-11

Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	08/18/11

		UNITED STATES				OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549				OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2				Estimated average burden
			Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Grubb & Ellis AGA International Realty Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$299,175

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$244,082

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$244,082

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$55,093

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$6.40

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	6.40

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					25-Aug-11

Method of Delivery:

		[ X ]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	08/18/11

		UNITED STATES					OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549					OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2					Estimated average burden
			Annual Notice of Securities Sold				hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Heartland International Small Cap Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$18,143,294

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$8,319

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$8,319

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$18,134,975

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$2,105.47

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	2,105.47

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:						August 25, 2011

Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	August 17, 2011

		UNITED STATES					OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549					OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2					Estimated average burden
			Annual Notice of Securities Sold				hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Jensen Value Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$6,824,499

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$828,177

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$828,177

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$5,996,322

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$696.17

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	696.17

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:						August 26, 2011

Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	August 17, 2011

		UNITED STATES				OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549				OMB Number: 3235-0456
Expires: March 31, 2012
		FORM 24F-2				Estimated average burden
			Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.		Name and address of issuer:

Trust for Professional Managers
615 East Michigan Street
Milwaukee, WI 53202

2.		The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes): [ ]

Schooner Fund

3.		Investment Company Act File Number:			811-10401

		Securities Act File Number:			333-62298

4(a).	Last day of fiscal year for which this Form is filed:
May 31, 2011

4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):					$37,796,557

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:			$4,344,264

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
		to the Commission:		$

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:					$4,344,264

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:					$33,452,293

	(vi)	Redemption credits available for use in future years		$(		)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):				X	0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			=		$3,883.81

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

						+$	0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

						=$	3,883.81

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:					August 24, 2010	August 26, 2011

Method of Delivery:

		[X]	Wire Transfer

		[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ John Buckel

John Buckel, Vice President & Treasurer -Trust for Professional Managers

	Date	August 17, 2011